091-15768

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 24 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13005583

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   PowerShares DB 3x Japanese Govt Bond Futures ETN
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   JGBT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
May 17, 2013

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 24 2013 |

# CHX
Chicago Stock Exchange

May 17, 2013

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| AMU | ETRACS Alerian MLP Index ETN Due July 18, 2042 |
| ASDR | VelocityShares Emerging Asia DR |
| ATMP | Barclays ETN + Select MLP ETN |
| BAB | PowerShares Build America Bond Portfolio ETF |
| BRZS | Direxion Daily Brazil Bear 3X Shares ETF |
| BTAL | QuantShares U.S. Market Anti-Beta Fund ETF |
| BUND | PIMCO Germany Bond Index Fund ETF |
| BUNL | PowerShares DB German Bund Futures ETN |
| BUNT | PowerShares DB 3X German Bund Futures ETN |
| BWV | iPath Exchange-Traded Notes Linked to CBOE S&P Buy Write Index |
| BXDB | Barclays ETN + Short B Leveraged ETN Linked to S&P 500 due 11/20/14 |
| BXUB | Barclays ETN + Long B Leveraged ETN Linked to S&P 500 due 11/20/2014 |
| CAD | PIMCO Canada Bond Index Fund ETF |
| CANE | Teucrium Sugar Fund |
| CAPE | Barclays ETN + Shiller Cape ETN |
| CBND | SPDR Barclays Capital Issuer Scored Corporate Bond ETF |

| | |
|---|---|
| CEMB | iShares Emerging Markets Corporate Bond Fund |
| CEW | Wisdom Tree Dreyfus Emerging Currency Fund ETF |
| CHEP | QuantShares U.S. Market Neutral Value Fund ETF |
| CHLC | Market Vectors Renminbi Bond ETF |
| CLY | iShares 10+ Year Credit Bond Fund ETF |
| CMBS | iShares Barclays CMBS Bond Fund |
| COBO | ProShares USD Covered Bond |
| CPER | United States Copper Index Fund |
| CPI | IQ CPI Inflation Hedged ETF |
| CROC | ProShares Ultra Short Australian Dollar |
| CSLS | Credit Suisse Long/Short Liquid Index Exchange Traded Notes due 2/19/2020 |
| CSM | ProShares Credit Suisse 130/30 ETF |
| CSMA | Exchange Traded Notes Due 10/6/2020 Linked to the Credit Suisse Merger Arbitrage Liquid Index |
| CSMB | 2X Monthly Leveraged Credit Suisse Merger Arbitrage Liquid Index (Net) ETN |
| CSMN | Credit Suisse Market Neutral ETN |
| CVOL | C-Tracks ETN Based on the Performance of the Citi Volatility Index Total Return |
| DBIZ | AdvisorShares Pring Turner Business Cycle ETF |
| DFVL | iPath US Treasury 5-Year Bull ETN |
| DFVS | iPath US Treasury 5-Year Bear ETN |
| DIV | Global X SuperDividend U.S. ETF |
| DJCI | UBS AG E-Tracs Linked to the Performance of the Dow Jones-UBS Commodity Index Return Due 10/31/2039 |
| DNO | United States Short Oil Fund, L.P. Units |
| DOD | Deutsche Bank AG, ELEMENTS - "Dogs of War" Linked to the Dow Jones High Yield Select 10 Total Return Index Due 10/24/2022 |
| DSTJ | JPMorgan Double Short US Long Bond Treasury Futures |
| DSUM | PowerShares Chinese Yuan Dim Sum Bond Portfolio |
| DSXJ | JP Morgan Double Short US 10 Year Treasury Futures |
| DVYL | ETRACS Monthly Pay 2xLeveraged D.J. Select Div. Index ETN |
| DWAS | PowerShares DWA Small Cap Tech. Leaders Portfolio |
| EDV | Vanguard Extended Duration Treasury ETF |
| EEH | Swedish Export Credit Corp. ELEMENTS Linked to the SPECTRUM Large Cap U.S. Sector Momentum Index |
| EMDR | VelocityShares Emerging Markets DR |

| | |
|---|---|
| GDAY | ProShares Ultra Australian Dollar |
| ITLT | PowerShares DB 3X Italian Treasury Bond Futures ETN |
| ITLY | PowerShares DB Italian Treasury Bond Futures ETN |
| JGBL | PowerShares DB Japanese Govt. Bond Futures ETN |
| JGBT | PowerShares DB 3X Japanese Govt. Bond Futures ETN |
| KORZ | Direxion Daily South Korea 3X Shares ETF |
| RUDR | VelocityShares Russia Select DR |
| SDYL | ETRACS Monthly Pay 2xLeveraged S&P Dividend ETN |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures